COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of June 30, 2013, are as follows:

June 30, 2013

2013	$233
2014	501
2015	501
2016	501
2017	477
2018 and thereafter	337
Total minimum payments	$2,550